Schedule of Reconciliation Investments Fair Value (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Opening balance	$ 716,960	$ 1,425,911
Closing fair value	307,008	716,960
A X Eight Shares [Member]
IfrsStatementLineItems [Line Items]
Addition		51,464
Disposal		(51,464)
Asra Minerals Shares [Member]
IfrsStatementLineItems [Line Items]
Addition		125,000
Movement in fair value	(255,536)	(787,443)
Alaska asia clean energy corp [member]
IfrsStatementLineItems [Line Items]
Movement in fair value	(154,416)
Asra Minerals Asrob Options [Member]
IfrsStatementLineItems [Line Items]
Movement in fair value
Aara minerals asrob options [Member]
IfrsStatementLineItems [Line Items]
Movement in fair value		$ (46,508)